CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 1,729,537	$ 170,106
Marketable securities	326,494	4,192,726
Restricted Cash	1,401,859	0
Grants receivable	0	767,163
Interest receivable	187	25,215
Prepaid expenses and other current assets	222,763	38,042
TOTAL CURRENT ASSETS	3,680,840	5,193,252
PROPERTY AND EQUIPMENT, at cost
Furniture and equipment	38,850	29,623
Laboratory equipment	115,766	68,878
Property, Plant and Equipment, Gross	154,616	98,501
Less accumulated depreciation	(80,429)	(64,558)
NET PROPERTY AND EQUIPMENT	74,187	33,943
OTHER ASSETS
Patents, net of accumulated amortization of $32,475 and $28,145 respectively	227,207	178,307
Loan fees, net of accumulated amortization of $6,722 and $0, respectively	29,945	0
In-process research and development, net of accumulated amortization of $0	1,500,000	0
Deposits	25,728	18,088
TOTAL ASSETS	5,537,907	5,423,590
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,506,509	264,707
Accounts payable and accrued expenses, related party	382,142	164,484
Sub-award payable, related party	41,855	75,072
Accrued royalties	122,416	24,904
TOTAL CURRENT LIABILITIES	2,052,922	529,167
LONG-TERM LIABILITIES
Loan payable	3,961,733	0
Accrued interest	58,134	0
TOTAL LONG-TERM LIABILITIES	4,019,867	0
TOTAL LIABILITIES	6,072,789	529,167
SHAREHOLDERS' EQUITY
Common stock, $0.001 par, 50,000,000 and 100,000,000 shares authorized, respectively, 11,687,747 and 10,351,294 shares issued and outstanding, respectively	11,687	10,351
Additional paid-in capital	15,552,946	12,114,689
Subscription receivable	0	(2,211)
Accumulated other comprehensive loss	(980)	(21,795)
Deficit accumulated during the development stage	(16,098,535)	(7,206,611)
TOTAL SHAREHOLDERS' EQUITY	(534,882)	4,894,423
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,537,907	$ 5,423,590